[GRAPHIC OF CASH APPEARS HERE]

                                                                          MENTOR
                                                             -------------------
                                                             CASH RESOURCE TRUST
                                                                   ANNUAL REPORT
                                                                   JULY 31, 1999

Cash Resource Trust

Annual Report Shareholder Letter

for period ended July 31, 1999


Dear Shareholder,

On behalf of Mentor Investment Advisors and our associates, we would like to take this opportunity to thank you for your investment in Cash Resource Trust
(CRT). This report reaffirms our commitment to our shareholders and details the financial performance of CRT for the period ended July 31, 1999.

Founded in 1970, Mentor Investment Group is an investment advisory firm with more than $13 billion under management. We pride ourselves on a strong heritage of providing quality service and a variety of investment choices that help meet our shareholders' objectives.

Continued Strength in the Domestic Economy

Early in the fiscal period, stock markets around the world declined dramatically during the summer and into the early fall of 1998. The Federal Reserve lowered interest rates three separate times in order to help stabilize global markets and these actions successfully restored investor confidence. As a result, the U.S. stock market rallied strongly in the final quarter of 1998 and into the first half of 1999.

During the first quarter of 1999, a handful of large capitalization growth stocks, technology stocks in particular, continued to dominate market performance. During the second quarter, participation broadened to include both value stocks and small company stocks: two areas that had disappointed investors for several years. The recent growth in these areas may be a sign that the record bull market is repositioning itself to continue.

Inflation fears persist, however, and the Federal Reserve increased interest rates in June and again in late August in an effort to contain stock and bond prices. Investors will watch carefully to see whether there will be a third rate increase in October. Despite the anxiety over interest rates, many experts agree that the economy is still fundamentally strong, and we remain cautiously optimistic about the prospects for continued growth in the markets.

Sincerely,

Mentor Investment Advisors, LLC

Cash Resource Trust

Financial Highlights

(For a share outstanding throughout each period)


                                                  California Tax-Exempt
                                                    Money Market Fund
                                               -----------------------------
                                                 Year     Year      Period
                                                Ended     Ended     Ended
                                               7/31/99   7/31/98  7/31/97(a)
----------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period             $1.000   $1.000    $1.000
Income from investment operations
 Net investment income                            0.022    0.027     0.017
Distributions
 Net investment income                           (0.022)  (0.027)   (0.017)
----------------------------------------------------------------------------
Net assets value, end of period                  $1.000   $1.000    $1.000
----------------------------------------------------------------------------
Total return                                      2.22%    2.74%     1.76%
----------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------
Net assets, end of period (thousands)          $105,897  $95,698   $89,432
Ratio of expenses to average net assets           0.78%    0.75%     0.75%*
Ratio of net investment income to average net
  assets                                          2.24%    2.70%     2.70%*
----------------------------------------------------------------------------

*   Annualized.
(a) For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
# Includes net realized capital gains (losses) which were less than $0.001 per share.

See Combined Notes to Financial Statements.

Cash Resource Trust

(For a share outstanding throughout each period)



                          Money Market Fund
-------------------------------------------------------------------------------------------
   Year             Year                  Year                 Year                Year
  Ended            Ended                 Ended                Ended               Ended
 7/31/99          7/31/98               7/31/97              7/31/96             7/31/95
-------------------------------------------------------------------------------------------
    $1.000           $1.000                $1.000              $1.000              $1.000
     0.044            0.048                 0.047#              0.050               0.050#
    (0.044)          (0.048)               (0.047)             (0.050)             (0.050)#
-------------------------------------------------------------------------------------------
    $1.000           $1.000                $1.000              $1.000              $1.000
-------------------------------------------------------------------------------------------
     4.49%            4.95%                 4.77%               4.91%               4.97%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
$4,848,971       $3,817,705            $2,941,605            $646,500            $422,657
     0.85%            0.84%                 0.86%               0.82%               0.82%
     4.35%            4.84%                 4.67%               4.77%               4.96%
-------------------------------------------------------------------------------------------

Cash Resource Trust

(For a share outstanding throughout each period)


                                                  New York Tax-Exempt
                                                   Money Market Fund
                                               ----------------------------
                                                Year     Year      Period
                                                Ended    Ended     Ended
                                               7/31/99  7/31/98  7/31/97(a)
---------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period            $1.000   $1.000    $1.000
Income from investment operations
 Net investment income                           0.024    0.027     0.018
Distributions
 Net investment income                          (0.024)  (0.027)   (0.018)
---------------------------------------------------------------------------
Net assets value, end of period                 $1.000   $1.000    $1.000
---------------------------------------------------------------------------
Total return                                     2.44%    2.76%     1.77%
---------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of period (thousands)          $20,642  $15,290   $12,071
Ratio of expenses to average net assets          0.80%    0.80%     0.80%*
Ratio of net investment income to average net
  assets                                         2.32%    2.72%     2.77%*
---------------------------------------------------------------------------

*   Annualized.
(a) For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
# Includes net realized capital gains (losses) which were less than $0.001 per share.

See Combined Notes to Financial Statements.

Cash Resource Trust

(For a share outstanding throughout each period)


                              Tax-Exempt
                          Money Market Fund
---------------------------------------------------------------------------------------------
   Year             Year                  Year                  Year                  Year
  Ended            Ended                 Ended                 Ended                 Ended
 7/31/99          7/31/98               7/31/97               7/31/96               7/31/95
---------------------------------------------------------------------------------------------
   $1.000           $1.000                $1.000                $1.000                $1.000
    0.026            0.029                 0.029                 0.030                 0.030#
   (0.026)          (0.029)               (0.029)               (0.030)               (0.030)
---------------------------------------------------------------------------------------------
   $1.000           $1.000                $1.000                $1.000                $1.000
---------------------------------------------------------------------------------------------
    2.63%            2.96%                 2.91%                 2.90%                 3.05%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 $832,080         $815,057              $743,614              $290,891              $266,895
    0.73%            0.71%                 0.71%                 0.76%                 0.72%
    2.53%            2.91%                 2.88%                 2.85%                 3.01%
---------------------------------------------------------------------------------------------

Cash Resource Trust

(For a share outstanding throughout each period)


                                             U.S. Government
                                            Money Market Fund
                          -----------------------------------------------------------
                             Year        Year         Year        Year        Year
                            Ended       Ended        Ended       Ended       Ended
                           7/31/99     7/31/98      7/31/97     7/31/96     7/31/95
--------------------------------------------------------------------------------------
Per Share Operating
  Performance
Net asset value,
  beginning of period         $1.000      $1.000       $1.000      $1.000      $1.000
Income from investment
  operations
 Net investment income         0.043       0.048        0.046#      0.050       0.050#
Distributions
 Net investment income        (0.043)     (0.048)#     (0.046)     (0.050)     (0.050)
--------------------------------------------------------------------------------------
Net assets value, end of
  period                      $1.000      $1.000       $1.000      $1.000      $1.000
--------------------------------------------------------------------------------------
Total return                   4.28%       4.92%        4.72%       4.74%       4.82%
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of
  period (thousands)      $3,576,798  $3,162,377   $2,918,711  $1,402,397  $1,216,690
Ratio of expenses to
  average net assets           0.82%       0.81%        0.81%       0.93%       0.88%
Ratio of net investment
  income to average net
  assets                       4.27%       4.80%        4.63%       4.63%       4.75%
--------------------------------------------------------------------------------------

# Includes net realized capital gains (losses) which were less than $0.001 per share.

See Combined Notes to Financial Statements.

Cash Resource Trust

California Tax-Exempt Money Market Fund

Schedule of Investments

July 31, 1999




                                                       Principal
                                                         Amount      Value

------------------------------------------------------------------------------
Municipal Obligations - 99.3%
California - 99.3%
 Assoc. of Bay Area Govt., Fin. Auth. Nonprofit Corp.,
   Marin Academy Proj., (LOC: Allied Irish Bank),
   2.60%, VRDN                                         $2,000,000 $  2,000,000
 California Dept. of Veteran Affairs Muni. Securities,
   Trust Certificates, (Ins. by AMBAC), 3.25%, 10/4/99  5,000,000    5,000,000
 California EDA RB, Coast Grain Co. Proj., (LOC: Bank
   of America, N.A.), 2.75%, VRDN                       3,750,000    3,750,000
 California GO, (LOC: Societe Generale Bank, S.A. &
   Ins. by FGIC), 3.10%, VRDN                           1,900,000    1,900,000
 California HFA RB, (LOC: Merrill Lynch & Co.),
   3.50%, 2/10/00                                       5,605,000    5,605,000
 California Hlth. Facs. Fin. Auth. RB:
  Catholic Healthcare West Proj. Ser. 96D, (LOC:
    Rabobank Nederland & Ins. by MBIA), 2.65%, VRDN     2,500,000    2,500,000
  Scripps Hlth. Proj. Ser. A, (LOC: Bank of America,
    N.A. & Ins. by MBIA), 2.55%, VRDN                   1,500,000    1,500,000
 California Statewide CDA:
  MHRB, (LOC: Merrill Lynch & Co.), 3.16%, VRDN         4,800,000    4,800,000
  Nichols Pistachio Proj. RB, (LOC: Bank of America,
    N.A.), 2.75%, VRDN                                  1,000,000    1,000,000
  Sutter Hlth. Obl. Group, (LOC: Indl. Bank of Japan,
    Ltd. & Ins. by AMBAC), 3.75%, VRDN                  4,400,000    4,400,000
  TRAN, Ser. A, (Ins. by FSA), 4.00%, 6/30/00           5,000,000    5,035,367
 California Transit Fin. Auth. RB, (LOC: Credit Suisse
   First Boston & Ins. by FSA), 2.70%, VRDN             4,500,000    4,500,000
 Central Valley, CA Sch. Fin. Auth., TRAN, 3.50%,
   1/27/00                                              2,250,000    2,250,483
 Corona, CA MHRB, Country Hills Proj., (LOC: Bank of
   America, N.A.), 2.65%, VRDN                          3,000,000    3,000,000
 East Bay, CA Muni. Util. Wtr. Sys., 7.50%, 6/1/00      1,750,000    1,841,472
 Irvine, CA Pub. Facs. RB, Capital Impt. Proj., (LOC:
   Bay Hypotheken-und), 2.60%, VRDN                     3,160,000    3,160,000
 Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax
   RB, Ser. A, (LOC: Bay Hypotheken-und & NatwestBank,
   Plc), 2.95%, 8/9/99                                  1,000,000    1,000,000

Cash Resource Trust

California Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                        Principal
                                                          Amount      Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
California (continued)
 Los Angeles, CA Dept. of Wtr. & Pwr., (LOC: Toronto
   Dominion Bank), 2.90%, 8/10/99                       $1,100,000 $  1,100,000
 Newport Beach, CA Hoag Mem. Hosp. Proj. RB, (LOC: Bank
   of America, N.A.), 3.35%, VRDN                        1,200,000    1,200,000
 Oakland, CA Unified Sch. Dist., TRAN, 3.25%, 11/9/99    1,000,000    1,001,198
 Orange Cnty., CA Apt. Dev. RB, (LOC: Banque Paribas),
   2.90%, VRDN                                           3,800,000    3,800,000
 Oxnard, CA IDA, 2.90%, VRDN                             1,645,000    1,645,000
 Pasadena, CA COP, Rose Bowl Impt. Proj., (LOC:
   Canadian Imperial Bank), 2.55%, VRDN                  2,200,000    2,200,000
 Pitney Bowes Credit Corp. Leasetops, Certificate Ser.
   1999 1, (Ins. by AMBAC), 3.80%, 7/12/00 (a)           4,500,000    4,500,000
 Sacramento Cnty., CA:
  MHRB, (COLL: FNMA), 2.65%, VRDN                        4,400,000    4,400,000
  TRAN, 3.50%, 1/21/00                                   2,000,000    2,005,527
 Sacramento, CA Muni. Util., Ser. I, (LOC: Bayerische
   Landesbanken), 2.75%, 8/5/99                          1,000,000    1,000,000
 San Bernardino Cnty., CA, TRAN, 4.50%, 9/30/99          1,450,000    1,453,250
 San Diego Cnty., CA, TRAN, 4.50%, 9/30/99               1,200,000    1,203,331
 San Diego, CA Unified Port Auth., (LOC: Credit Suisse
   First Boston):
  3.05%, 9/15/99                                         1,500,000    1,500,000
  3.25%, 2/23/00                                         2,000,000    2,000,000
 San Diego, CA Unified Sch. Dist., TRAN, Ser. A,
   4.50%, 10/1/99                                        1,000,000    1,002,706
 San Francisco, CA Bay Area Transit, Ser. A, (LOC:
   United Bank of Switzerland AG), 2.80%, 8/6/99         2,500,000    2,500,000
 San Francisco, CA City & Cnty. Commission Intl. Arpt.
   RB, (LOC: Chase Manhattan Bank & Ins. by FGIC),
   3.25%, VRDN                                           5,000,000    5,000,000
 San Francisco, CA City & Cnty. Edl. Facs. RB, 6.00%,
   6/15/00                                               2,895,000    2,958,911
 San Jacinto, CA Unified Sch. Dist., (LOC: Natwest
   Bank, Plc & Ins. by FSA), 2.70%, VRDN                 1,160,000    1,160,000

Cash Resource Trust

California Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                       Principal
                                                         Amount      Value

------------------------------------------------------------------------------
Municipal Obligations (continued)
California (continued)
 San Joaquin Cnty., CA Trans. Auth., (LOC:
   Westdeutsche Landesbanken), 2.75%, 8/11/99          $3,000,000 $  3,000,000
 Sonoma Cnty., CA, TRAN, 3.50%, 2/1/00                    200,000      200,397
 Southern California Metro. Wtr. Dist., (LOC: Morgan
   Gty. Trust), 2.90%, VRDN                             1,995,000    1,995,000
 Turlock, CA Irrigation Dist.:
  COP, (LOC: Societe Generale), 2.65%, VRDN             2,100,000    2,100,000
  RB, (Ins. by MBIA), 4.25%, 1/1/00                       500,000      502,453
 Watereuse Fin. Auth. CA RB, (LOC: Credit Suisse First
   Boston & Ins. by FSA), 2.70%, VRDN                   2,000,000    2,000,000
 West Sacramento, CA Redev. Agy., (Ins. by MBIA),
   4.00%, 9/1/99                                          500,000      500,289
------------------------------------------------------------------------------
Total Investments (cost $105,170,384) - 99.3%                      105,170,384
Other Assets and Liabilities - net - 0.7%                              726,905
------------------------------------------------------------------------------
Net Assets - 100.0%                                               $105,897,289
------------------------------------------------------------------------------

See Notes to Schedules of Investments.

Cash Resource Trust

Money Market Fund

Schedule of Investments

July 31, 1999




                                                 Principal
                                                   Amount        Value

---------------------------------------------------------------------------
Commercial Paper - 74.7%
Asset-Backed - 37.1%
 Alpine Securitization Corp.:
  5.12%, 8/10/99                                $ 49,048,000 $   48,985,219
  5.12%, 8/19/99                                  50,000,000     49,872,000
 Atlantic Asset Securitization:
  5.11%, 8/4/99                                   77,825,000     77,791,859
  5.13%, 8/18/99                                  34,647,000     34,563,068
  5.14%, 8/20/99                                  43,196,000     43,078,819
 Bavaria Universal Funding:
  5.12%, 8/12/99                                  75,000,000     74,882,666
  5.13%, 8/26/99                                 120,000,000    119,572,500
  5.14%, 8/18/99                                 100,000,000     99,757,278
 Concord Minutemen:
  5.12%, 8/3/99                                   80,000,000     79,977,244
  5.14%, 8/12/99                                  50,000,000     49,921,472
  5.15%, 8/13/99                                  80,000,000     79,862,667
 Falcon Asset Securitization, 5.10%, 8/12/99     100,000,000     99,844,167
 Glencore Asset Funding Corp., 5.14%, 8/11/99     93,507,000     93,373,493
 Gotham Funding Corp., (LOC: Bank of Tokyo-
   Mitsubishi Ltd.):
  5.16%, 8/16/99                                  30,000,000     29,935,500
  5.18%, 8/17/99                                  41,818,000     41,721,726
  5.20%, 8/12/99                                  41,649,000     41,582,824
 Greenwich Funding Corp.:
  5.10%, 9/14/99                                  85,000,000     84,470,167
  5.15%, 8/5/99                                   50,000,000     49,971,389
 Harley Davidson Dealer Funding, 5.14%, 8/24/99   29,350,000     29,253,618
 Lexington Parker Capital Corp.:
  5.12%, 8/9/99                                  100,000,000     99,886,222
  5.13%, 8/9/99                                  100,000,000     99,886,000
 Lyon Short-Term Funding Corp:
  5.12%, 8/2/99                                   37,148,000     37,142,717
  5.12%, 8/12/99                                  38,051,000     37,991,471
  5.13%, 8/2/99                                   51,257,000     51,249,696

Cash Resource Trust

Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                     Principal
                                                       Amount        Value

-------------------------------------------------------------------------------
Commercial Paper (continued)
Asset-Backed (continued)
 Moat Funding LLC:
  5.15%, 8/19/99                                    $ 50,000,000 $   49,871,250
  5.22%, 10/8/99                                      50,000,000     49,507,000
  5.25%, 8/27/99                                      60,000,000     60,000,000
 Park Avenue Recreation Corp., 5.12%, 8/6/99          35,000,000     34,975,111
 Special Purpose Accounts Receivables, 5.10%,
   8/9/99                                             48,600,000     48,544,920
-------------------------------------------------------------------------------
Total Asset-Backed                                                1,797,472,063
-------------------------------------------------------------------------------
Banks - 4.0%
 Commerzbank AG:
  5.08%, 2/11/00                                      20,000,000     19,991,171
  5.17%, 4/19/00                                     100,000,000     99,979,263
 Morgan J.P. & Co., Inc., 4.87%, 12/10/99             21,000,000     20,627,851
 Svenska Handelsbanken, Inc., 4.81%, 8/11/99          55,000,000     54,926,514
-------------------------------------------------------------------------------
Total Banks                                                         195,524,799
-------------------------------------------------------------------------------
Brokers - 3.1%
 Credit Suisse First Boston Corp., 4.82%, 8/9/99     100,000,000     99,892,889
 Merrill Lynch & Co., 4.80%, 8/2/99                   50,000,000     49,993,333
-------------------------------------------------------------------------------
Total Brokers                                                       149,886,222
-------------------------------------------------------------------------------
Finance & Insurance - 30.5%
 Abbey Natl. North America, 5.00%, 9/8/99             75,000,000     74,604,167
 Aetna Svcs., Inc., 5.13%, 8/12/99                    85,000,000     84,866,763
 Barton Capital Corp:
  5.12%, 8/12/99                                      83,507,000     83,376,358
  5.13%, 8/18/99                                      48,116,000     47,999,439
 Budget Funding Corp., 5.12%, 8/25/99                 61,105,000     60,896,428
 Ciesco LP, 5.03%, 8/11/99                            84,700,000     84,581,655
 Delaware Funding Corp., 5.05%, 8/16/99              109,000,000    108,770,646
 Enterprise Funding Corp., (LOC: NationsBanc, N.A.)
   5.17%, 9/16/99                                     50,000,000     49,669,694
 General Electric Capital Corp., 4.82%, 8/5/99       100,000,000     99,946,445
 Montana Blanc Capital Corp., 5.12%, 8/19/99          67,451,000     67,278,325

Cash Resource Trust

Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                  Principal
                                                    Amount        Value

----------------------------------------------------------------------------
Commercial Paper (continued)
Finance & Insurance (continued)
 Monte Rosa Capital Corp:
  5.11%, 8/11/99                                 $ 60,500,000 $   60,414,123
  5.12%, 8/16/99                                   60,000,000     59,872,000
  5.12%, 8/20/99                                   41,181,000     41,069,720
  5.13%, 8/24/99                                   74,152,000     73,908,967
 Moriarty Ltd., 5.18%, 10/14/99                    70,000,000     69,254,656
 Societe Generale, 5.22%, 10/6/99                  89,500,000     89,499,877
 Trident Capital Fin., Inc.:
  5.12%, 9/10/99                                   90,000,000     89,488,000
  5.13%, 9/8/99                                   100,000,000     99,458,500
 Union Bank of Switzerland Fin., Inc., 4.87%,
   9/17/99                                         75,000,000     74,523,146
 Westways Funding, 5.13%, 8/18/99                  59,792,000     59,647,154
----------------------------------------------------------------------------
Total Finance & Insurance                                      1,479,126,063
----------------------------------------------------------------------------
Total Commercial Paper (cost $3,622,009,147)                   3,622,009,147
----------------------------------------------------------------------------
Corporate Bonds & Notes - 18.8%
Advertising & Related Services - 1.1%
 Caterpillar Finl. Svcs., 5.77%, 7/21/00           50,000,000     50,000,000
 Walker & Associates, 5.18%, 8/4/99                 4,200,000      4,200,000
----------------------------------------------------------------------------
Total Advertising & Related Services                              54,200,000
----------------------------------------------------------------------------
Asset-Backed - 1.0%
 1800 Harrison Foundation, 4.95%, 8/30/99 (a)      27,000,000     27,000,000
 Morganite Inds., Inc., 5.18%, VRDN                20,000,000     20,000,000
----------------------------------------------------------------------------
Total Asset-Backed                                                47,000,000
----------------------------------------------------------------------------
Banks - 5.8%
 Abbey Natl. Treasury Svcs. Plc, 4.85%, 8/17/99    76,000,000     75,997,268
 Bank One, N.A. MTN, 5.875%, 8/2/99                22,000,000     22,000,174
 Fleet Finl. Group, Inc., 7.625%, 12/1/99          30,280,000     30,484,378
 Harris Trust & Savings Bank Chicago, IL, 5.00%,
   1/27/00                                        100,000,000    100,000,000
 NationsBanc, N.A., 4.92%, 3/16/00                 50,000,000     49,990,793
----------------------------------------------------------------------------
Total Banks                                                      278,472,613
----------------------------------------------------------------------------

Cash Resource Trust

Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                    Principal
                                                      Amount        Value

------------------------------------------------------------------------------
Corporate Bonds & Notes (continued)
Brokers - 6.0%
 Bear Stearns Cos., Inc. MTN, 5.74%, 7/16/00       $ 25,000,000 $   25,000,000
 Goldman Sachs Group LP:
   5.41%, 2/25/00                                    50,000,000     50,000,000
  MTN, 5.00%, 8/15/99                               100,000,000    100,000,000
 Lehman Brothers Holdings, Inc.:
  6.12%, 4/28/00                                      3,500,000      3,497,227
  6.50%, 7/18/00                                     45,460,000     45,595,500
 Paine Webber Group, Inc.:
  7.00%, 3/1/00                                      19,500,000     19,628,170
  MTN, 5.93%, 7/21/00                                45,000,000     45,000,000
  8.00%, 5/9/00                                       4,000,000      4,063,540
------------------------------------------------------------------------------
Total Brokers                                                      292,784,437
------------------------------------------------------------------------------
Finance & Insurance - 4.8%
 Carolina Medi Plan, Inc., 5.18%, VRDN               50,000,000     50,000,000
 CC USA, Inc., 5.50%, VRDN                           50,000,000     50,000,000
 Evans St. Properties, LLC, 5.18%, 8/4/99             3,500,000      3,500,000
 Finova Capital Corp. MTN, 5.875%, 7/20/00           25,000,000     24,993,230
 General Motors Acceptance Corp. MTN:
  6.375%, 4/4/00                                     10,000,000     10,044,830
  6.625%, 6/8/00                                     24,000,000     24,174,347
 National Rural Util. Cooperative MTN:
  4.92%, 9/21/99                                     45,000,000     45,000,000
  5.32%, 10/28/99                                    25,000,000     25,000,000
------------------------------------------------------------------------------
Total Finance & Insurance                                          232,712,407
------------------------------------------------------------------------------
Retailing & Wholesale - 0.1%
 Barton Healthcare, LLC, 5.25%, VRDN                  4,155,000      4,155,000
------------------------------------------------------------------------------
Total Corporate Bonds & Notes (cost $909,324,457)                  909,324,457
------------------------------------------------------------------------------

Cash Resource Trust

Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                    Principal
                                                      Amount        Value

-------------------------------------------------------------------------------
Municipals - 1.7%
 Massachusetts Nursing Homes, 5.25% VRDN           $  6,155,000 $    6,155,000
 Virginia Hsg. Dev. Auth. RB, 5.18%, VRDN            75,390,000     75,390,000
-------------------------------------------------------------------------------
Total Municipals (cost $81,545,000)                                 81,545,000
-------------------------------------------------------------------------------
Repurchase Agreement - 0.7% (cost $35,987,956)
 Goldman Sachs & Company, dated 7/30/99, 5.12%,
   due 8/2/99, collateralized by $43,280,900
   various U.S. Government Agency Securities,
   6.00%-8.00%, 6/1/07-6/1/29; value including
   accrued interest $36,707,715                      35,987,956     35,987,956
-------------------------------------------------------------------------------
U.S. Agency Obligations - 4.2%
 FHLB:
  4.95%, 2/4/00                                      20,000,000     19,986,656
  4.98%, 3/29/00                                     60,000,000     59,942,713
  5.10%, 3/3/00                                      20,000,000     19,990,954
 FHLMC, 4.98%, 8/20/99                              105,000,000    104,946,899
-------------------------------------------------------------------------------
Total U.S. Agency Obligations (cost $204,867,222)                  204,867,222
-------------------------------------------------------------------------------
Total Investments  (cost $4,853,733,782) - 100.1%                4,853,733,782
Other Assets and Liabilities net - (0.1)%                           (4,762,974)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                             $4,848,970,808
-------------------------------------------------------------------------------

See Notes to Schedules of Investments.

Cash Resource Trust

New York Tax-Exempt Money Market Fund

Schedule of Investments

July 31, 1999




                                                     Principal
                                                       Amount        Value

-------------------------------------------------------------------------------
Municipal Obligations - 99.2%
New York - 99.2%
 Amherst, NY IDA RB, (LOC: Marine Midland Bank),
   3.25%, VRDN                                      $    940,000 $      940,000
 Battery Park City, NY Auth. Hsg. RB, Marina Towers
   Tender Corp.:
  (LOC: Sumitomo Bank),
  Ser. A, 4.80%, VRDN                                    595,000        595,000
  Ser. B, 4.80%, VRDN                                    765,000        765,000
 Long Island, NY Pwr. Auth. RB, Ser. 3, (LOC:
   Bayerische Landesbanken), 3.20%, 8/25/99              400,000        400,000
 Manhasset, NY Union Free Sch. Dist., 4.50%,
   11/15/99                                              500,000        502,086
 Metro. Trans. Auth., NY Munitops Certificates
   Trust, Columbus McKinnon Corp. Proj., Ser.1999-
   2, (SPA: ABN Amro Bank), 3.30%, 5/10/00 (a)           800,000        800,000
 Nassau Cnty., NY General Impt. Bond, Ser. X, (Ins.
   by AMBAC), 5.00%, 11/1/99                             700,000        703,713
 Nassau Cnty., NY RAN, (LOC: Bank of NY), 4.25%,
   3/15/00                                             1,000,000      1,003,936
 New York Metro. Trans. Auth. Spl. Obl. BAN, (LOC:
   ABN Amro Bank), 3.10%, 9/9/99                       1,000,000      1,000,000
 New York State Dormitory Auth.:
  Mem. Sloan B Conv. RB, Ser. 89B, (LOC: Chase
    Manhattan Bank, N.A.), 3.40%, VRDN                   200,000        200,000
  RB, Ser. 1997-1A, (SPA: Commerzbank AG & Ins. by
    FGIC), 3.21%, VRDN                                 1,000,000      1,000,000
  Spl. Obl. State Univ. Edl. Facs. Ser. A RB, (SPA:
    Commerzbank AG & Ins. by FGIC), 6.60%, 11/1/99       350,000        353,048
 New York State Energy Research & Dev. Auth. PCRB:
  Adjusted Refunding New York State Electric & Gas
    Co., (LOC: Morgan Gty. Trust), 3.30%, VRDN         1,190,000      1,190,000
  Niagara Mohawk Power Corp., Ser. A, (LOC: Toronto
    Dominion Bank), 3.45%, VRDN                        1,300,000      1,300,000
 New York State GO BAN, Ser. W, (LOC: Westdeutsche
   Landesbanken), 3.05%, 8/18/99                         500,000        500,000

Cash Resource Trust

New York Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                    Principal
                                                      Amount        Value

------------------------------------------------------------------------------
Municipal Obligations (continued)
 New York State Mtge. Agcy. RB, Ser. PA-87, (LIQ:
   Merrill Lynch & Co., Inc.), 3.24%, VRDN         $    667,000 $      667,000
 New York State Thruway Auth.:
  Svc. Contract RB, Ser. CMC7, (LIQ: Chase
    Manhattan Bank & Ins. by AMBAC), 3.15%, VRDN        800,000        800,000
  Svc. Contract ROC RB, Ser. 1999-8, (LOC: Toronto
    Dominion & Ins. by MBIA), 3.16%, VRDN               800,000        800,000
  RB, (LOC: Societe Generale), 3.40%, VRDN            1,400,000      1,400,000
  Svc. Contract RB Local Highway & Bridge, Ser. A-
    1, 4.50%, 4/1/00                                  1,000,000      1,006,467
  Svc. Contract RB P-Float-PA 354, (LIQ: Merrill
    Lynch & Co., Inc.), 3.19%, VRDN                     450,000        450,000
 New York, NY City Transportation Fin. Auth. RB,
   Floater Certificates, Ser. 1998-27, (LIQ: Bank
   of America, N.A.), 3.18%, VRDN                     1,400,000      1,400,000
 Niagara Falls, NY Bridge Commission Toll RB,
   (Ins. by FGIC), 5.60%, 10/1/99                       200,000        200,817
 PFOTER, PPT-5, (LOC: Credit Suisse First Boston),
   3.60%, 5/4/00                                      1,000,000      1,000,000
 Power Auth. of NY, Ser. 2, (LOC: Morgan Gty.
   Trust), 3.20%, 9/1/99                                500,000        500,000
 Westchester Cnty., NY IDA Civic Facs. RB, (LOC:
   Bank of NY), 3.05%, VRDN                           1,000,000      1,000,000
------------------------------------------------------------------------------
Total Investments  (cost $20,477,067) - 99.2%                       20,477,067
Other Assets and Liabilities net - 0.8%                                164,764
------------------------------------------------------------------------------
Net Assets - 100.0%                                             $   20,641,831
------------------------------------------------------------------------------

See Notes to Schedules of Investments.

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments

July 31, 1999




                                                         Principal
                                                          Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations - 101.4%
Alabama - 0.6%
 Montgomery, AL Spl. Care Facs., VHA Alabama Program,
   (LOC: Mellon Bank, N.A. & Ins. by AMBAC), 3.20%,
   VRDN                                                 $ 5,400,000 $ 5,400,000
-------------------------------------------------------------------------------
Arizona - 0.1%
 Tucson, AZ IDA MHRB, Freedom Park Apts. Proj., (LOC:
   Sumitomo Bank, Ltd.), 4.70%, VRDN                      1,000,000   1,000,000
-------------------------------------------------------------------------------
Colorado - 0.5%
 Arapahoe Cnty. CO. IDA RB, Ser. A, (LOC: Key Bank,
   N.A.), 3.35%, VRDN                                     2,000,000   2,000,000
 Colorado Hsg. & Fin. Auth. IDA RB, Worldwest LLC
   Proj., (LOC: Mercantile Bank), 3.50%, VRDN             2,500,000   2,500,000
-------------------------------------------------------------------------------
                                                                      4,500,000
-------------------------------------------------------------------------------
Connecticut - 3.6%
 Connecticut State GO, Puttable Tax Exempt Receipts,
   (LOC: Morgan Gty. Trust & Ins. by FGIC), 3.16%, VRDN  30,000,000  30,000,000
-------------------------------------------------------------------------------
District of Columbia - 1.9%
 Washington, DC GO Ser. A-3, (LOC: Societe Generale),
   3.50%, VRDN                                            6,300,000   6,300,000
 Washington, DC Metro. Arpt. Auth. RB, (LOC: Bank of
   America, N.A.), 3.50%, VRDN                           10,000,000  10,000,000
-------------------------------------------------------------------------------
                                                                     16,300,000
-------------------------------------------------------------------------------
Florida - 6.9%
 Alachua Cnty., FL Hlth. Facs. Auth., Shands Hosp. at
   Univ. of Florida, 5.50%, 12/1/99                         205,000     206,339
 Dade Cnty., FL Wtr. & Swr. Sys. RB, (LOC: Commerzbank
   AG & Ins. by FGIC), 3.00%, VRDN                       15,000,000  15,000,000
 Hillsborough Cnty., FL Sch. Board, (Ins. by AMBAC),
   5.00%, 10/1/99                                         4,000,000   4,014,035

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                         Principal
                                                          Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
Florida (continued)
 Jacksonville, FL Elec. Auth. RB, St. John River Proj.,
   4.00%, 10/1/99                                       $ 1,000,000 $ 1,000,894
 Orange Cnty., FL Hlth. Facs. Auth.:
  Pooled Hosp. Loan Program, (LOC: Suntrust Bank & Ins.
    by MBIA), 3.35%, 9/15/99                              6,300,000   6,300,000
  Presbyterian Retirement Proj., (LOC: Bank of America,
    N.A.), 3.25%, VRDN                                   28,490,000  28,490,000
 Pinellas Cnty., FL Edl. Facs., Pooled Independent
   Higher Ed. Loan Program, (LOC: Credit Suisse First
   Boston & Ins. by MBIA), 3.35%, 10/7/99                 3,300,000   3,300,000
-------------------------------------------------------------------------------
                                                                     58,311,268
-------------------------------------------------------------------------------
Georgia - 0.3%
 Georgia State GO Ser. B, 5.50%, 3/1/00                   2,250,000   2,280,677
-------------------------------------------------------------------------------
Hawaii - 2.3%
 Hawaii State GO Ser. BU, 5.70%, 11/1/99                  5,000,000   5,032,994
 Hawaii State Hsg. Fin. & Dev. Corp., MSTR, (LOC: Chase
   Manhattan Bank, N.A.), 3.35%, VRDN                    14,710,000  14,710,000
-------------------------------------------------------------------------------
                                                                     19,742,994
-------------------------------------------------------------------------------
Idaho - 0.7%
 Nez Pierce Cnty., IDA PCRB, Potlatch 84 Proj., (LOC:
   Credit Suisse First Boston), 3.30%, VRDN               6,300,000   6,300,000
-------------------------------------------------------------------------------
Illinois - 9.8%
 Arcola, IL IDA RB, Herff Jones Inc., Proj., (LOC:
   Lasalle National Bank), 3.42%, VRDN                    3,500,000   3,500,000
 Chicago, IL Park Dist., TAN, 4.30%, 9/17/99              2,500,000   2,502,323
 Chicago, IL GO Tender Notes, (LOC: Morgan Gty. Trust),
   2.85%, 10/28/99                                        7,700,000   7,700,000
 Chicago, IL O'Hare Int'l. Arpt. RB:
  3.10%, VRDN                                             7,400,000   7,400,000
  3.25%, VRDN                                             1,946,000   1,946,000

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                         Principal
                                                          Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
Illinois (continued)
 Chicago, IL Var-Equip. Notes, (LOC: Harris Trust &
   Savings Bank), 3.05%, VRDN                           $15,000,000 $15,000,000
 Gurnee, IL IDA RB, Kendall Manufacturing Co. Proj.,
   (LOC: Harris Trust & Savings Bank), 3.25%, VRDN        5,200,000   5,200,000
 Illinois State Toll Hwy. Auth., 1998 Ser. B, (LOC:
   Landesbank Hessen & Ins. by FSA), 3.15%, VRDN          8,000,000   8,000,000
 Illinois Dev. Fin. Auth. IDA RB, Flinn Scientific,
   Inc. Proj., (LOC: Harris Trust & Savings Bank),
   3.25%, VRDN                                            4,030,000   4,030,000
 Illinois Metro. Pier & Expo Auth., (LOC: Merrill Lynch
   & Co, Inc. & Ins. by MBIA), 3.41%, VRDN                8,220,000   8,220,000
 Illinois State GO, 3.50%, 3/1/00                         5,000,000   5,011,304
 Illinois Student Assistance Community RB, Ser. A,
   (LOC: Bank of America, N.A.), 3.25%, VRDN             14,700,000  14,700,000
-------------------------------------------------------------------------------
                                                                     83,209,627
-------------------------------------------------------------------------------
Indiana - 2.4%
 Fort Wayne, IN Hosp. Auth. RB, Parkview Mem. Hosp.
   Proj., (LOC: Bank of America, N.A.), 3.15%, VRDN       5,150,000   5,150,000
 Indiana Hlth. Facs. Hosp. RB, Deaconess Hosp. Inc.
   Proj., (LOC: First National Bank of Chicago), 3.05%,
   VRDN                                                   9,700,000   9,700,000
 Indianapolis, IN MHRB, Canal Square Proj., (LOC:
   National City Bank), 3.25%, VRDN                       5,700,000   5,700,000
-------------------------------------------------------------------------------
                                                                     20,550,000
-------------------------------------------------------------------------------
Iowa - 1.1%
 Iowa Fin. Auth. RB, Burlington Med. Ctr. Proj., (LOC:
   Firstar Bank & Ins. by FSA), 3.20%, VRDN               4,000,000   4,000,000
 Iowa Student Loan Liquidity Corp., Ser. B, (LOC:
   Norwest Bank, N.A. & Ins. by AMBAC), 3.10%, VRDN       5,000,000   5,000,000
-------------------------------------------------------------------------------
                                                                      9,000,000
-------------------------------------------------------------------------------
Kansas - 0.4%
 Wyandotte Cnty., KS GO, (Ins. by AMBAC), 3.80%, 9/1/99   3,705,000   3,706,927
-------------------------------------------------------------------------------

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                         Principal
                                                          Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
Kentucky - 2.1%
 Boone Cnty., KY Indl. Bldg. RB (LOC: Bank of America,
   N.A.):
  Lyon Magnus East Proj., 3.50%, VRDN                   $ 1,500,000 $ 1,500,000
  Lyon Magnus Proj., 3.50%, VRDN                          1,620,000   1,620,000
 Kentucky Higher Ed. Student Loan, (LOC: Landesbank
   Hessen & Ins. by MBIA), 3.20%, VRDN                    2,500,000   2,500,000
 Ohio Cnty, KY PCRB, Big Rivers Elec. Corp. Proj., Ser.
   1985, (LOC: Credit Suisse First Boston & Ins. by
   AMBAC), 3.25%, VRDN                                   12,300,000  12,300,000
-------------------------------------------------------------------------------
                                                                     17,920,000
-------------------------------------------------------------------------------
Louisiana - 3.2%
 Louisiana Pub. Facs. Auth. Hosp., Willis-Knighton Med.
   Ctr. Proj., (Ins. by AMBAC), 3.25%, VRDN              13,000,000  13,000,000
 New Orleans, LA GO, (Ins. by FGIC), 4.00%, 12/1/99       2,155,000   2,161,477
 Saint James Parish, LA PCRB, Occidental Petroleum
   Corp. Proj., (LOC: Wachovia Bank N.A.), 3.05%, VRDN   11,500,000  11,500,000
-------------------------------------------------------------------------------
                                                                     26,661,477
-------------------------------------------------------------------------------
Maine - 0.0%
 Lewiston, ME Pub. Impt. Ser. A, (Ins. by MBIA), 4.20%,
   5/15/00                                                  345,000     346,850
-------------------------------------------------------------------------------
Maryland - 3.6%
 Baltimore Cnty., MD PCRB, Baltimore Gas & Elec. Proj.
   (LOC: Toronto Dominion Bank & Chase Manhattan Bank),
  2.90%, VRDN                                             6,500,000   6,500,000
 Howard Cnty., MD MHRB, Sherwood Crossing Proj., (COLL:
   GNMA), 3.30%, 6/1/00                                   6,000,000   6,000,000
 Maryland State GO, 5.30%, 10/15/99                       2,000,000   2,009,273
 Maryland State Hlth. Higher Ed. Facs., Catholic Hlth.
   Proj., (LOC: Toronto Dominion Bank), 3.15%, VRDN       9,600,000   9,600,000

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                         Principal
                                                          Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
Maryland (continued)
 Montgomery Cnty., MD Pub. Impt. GO Ser. A, 4.00%,
   5/1/00                                               $ 6,000,000 $ 6,042,099
-------------------------------------------------------------------------------
                                                                     30,151,372
-------------------------------------------------------------------------------
Massachusetts - 3.0%
 Massachusetts Bay Trans. Auth., Ser. A, 3.50%, 2/25/00   7,700,000   7,725,124
 Massachusetts State BAN, 890 Commonwealth Ave. Realty
   Proj., (LOC: State Street Bank & Trust Co.), 3.40%,
   VRDN                                                   2,600,000   2,600,000
 Sudbury, MA BAN, 4.00%, 8/11/99                         15,000,000  15,001,545
-------------------------------------------------------------------------------
                                                                     25,326,669
-------------------------------------------------------------------------------
Michigan - 3.5%
 Detroit, MI Sewage Disposal RB, (LOC: Morgan Gty.
   Trust & Ins. by MBIA), 3.15%, VRDN                    16,000,000  16,000,000
 Michigan State Strategic Fund, Van Andel Research
   Institute Proj., (LOC: Michigan National Bank),
   3.15%, VRDN                                           13,500,000  13,500,000
-------------------------------------------------------------------------------
                                                                     29,500,000
-------------------------------------------------------------------------------
Minnesota - 2.4%
 Bloomington, MN Port Auth. Tax, 4.00%, 2/1/00            1,800,000   1,804,032
 Minnesota State GO:
  5.00%, 8/1/99                                           3,000,000   3,000,000
  6.00%, 8/1/99                                           4,815,000   4,815,000
 St. Paul, MN Port Auth. Tax Incremental RB, Westgate
   Office & Indl. Ctr. Proj., (LOC: U.S. Bank, N.A.),
   3.15%, VRDN                                           10,300,000  10,300,000
-------------------------------------------------------------------------------
                                                                     19,919,032
-------------------------------------------------------------------------------
Missouri - 0.9%
 Missouri State Hsg. Dev. Commission, (LOC: Banco
   Santander, S.A. & COLL: GNMA), 3.24%, VRDN             7,245,000   7,245,000
-------------------------------------------------------------------------------
Nebraska - 0.6%
 Nebraska Investment Fin. MHRB, Apple Creek Assoc.
   Proj., (LOC: Northern Trust Co.), 4.00%, VRDN          2,890,000   2,890,000

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                       Principal
                                                        Amount       Value

-----------------------------------------------------------------------------
Municipal Obligations (continued)
Nebraska (continued)
 Omaha, NE GO, 4.20%, 12/15/99                        $ 1,795,000 $ 1,802,515
-----------------------------------------------------------------------------
                                                                    4,692,515
-----------------------------------------------------------------------------
New Hampshire - 1.5%
 New Hampshire Higher Edl. & Hlth. VHA New England
   Program: (LOC: Mellon Bank, N.A. & Ins. by AMBAC),
  1985 Ser. B, 3.20%, VRDN                              4,400,000   4,400,000
  1985 Ser. D, 3.20%, VRDN                              1,600,000   1,600,000
  1985 Ser. G, 3.20%, VRDN                              6,725,000   6,725,000
-----------------------------------------------------------------------------
                                                                   12,725,000
-----------------------------------------------------------------------------
New York - 4.4%
 Long Island, NY Pwr. Auth., Ser. 1 1998, (LOC:
   Bayerische Landesbanken), 3.15%, 8/4/99              5,000,000   5,000,000
 New York City, NY Wtr. Fin. Auth. Ser. 5, (LOC:
   Westdeutsche Landesbanken):
  3.15%, 9/15/99                                        3,000,000   3,000,000
  3.25%, VRDN                                           2,000,000   2,000,000
 New York State Dormitory Auth. RB, (LOC: Merrill
   Lynch & Co., Inc. & Ins. by AMBAC), 3.19%, VRDN     13,405,000  13,405,000
 New York State Thruway Auth.:
  MSTR, (LOC: Chase Manhattan Bank, N.A. & Ins. by
    AMBAC), 3.15%, VRDN                                 6,400,000   6,400,000
  RB, (LOC: Societe Generale), 3.40%, VRDN              4,100,000   4,100,000
 Tax Exempt Variable Rate Demand Certificate, (LIQ:
   Citibank & Ins. by FGIC), 3.10%, VRDN (a)            3,000,000   3,000,000
-----------------------------------------------------------------------------
                                                                   36,905,000
-----------------------------------------------------------------------------
North Carolina - 10.2%
 Charlotte, NC GO, 5.00%, 2/1/00                        5,895,000   5,953,779
 Durham, NC Wtr. & Swr. Util. Sys., Ser. 1994, (LOC:
   Wacovia Bank, N.A.), 3.25%, VRDN                     4,800,000   4,800,000

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                         Principal
                                                          Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
North Carolina (continued)
 Lincoln Cnty., NC Indl. Facs., Barre Natl. Proj.,
   (LOC: Bank of America, N.A.), 3.30%, VRDN            $ 4,500,000 $ 4,500,000
 Mecklenburg Cnty., NC GO, 3.75%, 4/1/00                  3,000,000   3,012,054
 North Carolina Eastern Muni. Pwr. Agcy., (LOC:
   Canadian Imperial Bank), 3.00%, 8/25/99                5,000,000   5,000,000
 North Carolina Med. Care Commission, Baptist Hosp.
   Proj., (LOC: Wachovia Bank, N.A.), 3.10%, VRDN        32,200,000  32,200,000
 North Carolina Muni. Pwr. Ser. A, Catawba Proj., (LOC:
   Bank of America, N.A.), 3.30%, 8/17/99                10,700,000  10,700,000
 North Carolina State GO Ser. A, 6.10%, 3/1/00            1,470,000   1,494,935
 North Carolina State Pub. Sch. Bldg., 4.50%, 4/1/00     10,000,000  10,095,099
 Raleigh Durham, NC Arpt. Auth., American Airlines
   Proj. Ser. A, (LOC: Bank of America, N.A.), 3.40%,
   VRDN                                                   8,700,000   8,700,000
-------------------------------------------------------------------------------
                                                                     86,455,867
-------------------------------------------------------------------------------
Ohio - 2.5%
 Cuyahoga Cnty., OH Hosp. RB, Cleveland Clinic Proj.,
   (LOC: Chase Manhattan Bank, N.A.), 3.15%, VRDN        11,600,000  11,600,000
 Ohio Hsg. Fin. Agcy. Mtge. RB, (LOC: Chase Manhattan
   Bank, N.A.), 3.40%, VRDN                               8,000,000   8,000,000
 Ohio State GO Infrastructure Impt., 4.25%, 8/1/99        1,500,000   1,500,000
-------------------------------------------------------------------------------
                                                                     21,100,000
-------------------------------------------------------------------------------
Oklahoma - 0.6%
 Oklahoma State Wtr. Resources Board Student Loan
   Program RB, (LOC: Union Bank of Switzerland AG),
   2.95%, 9/1/99                                          5,000,000   5,000,000
-------------------------------------------------------------------------------
Pennsylvania - 0.7%
 Montgomery Cnty., PA Ed. & Hlth., St. Joseph's Univ.
   Proj., 8.30%, 6/1/00                                   5,500,000   5,821,089
-------------------------------------------------------------------------------

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                         Principal
                                                          Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
South Carolina - 4.7%
 Piedmont, SC Muni. Pwr. Agcy.:
  Ser. B, (LOC: Credit Suisse First Boston & Ins. by
    MBIA), 3.20%, VRDN                                  $10,400,000 $10,400,000
  Ser. C, (LOC: Morgan Gty. Trust & Ins. by MBIA),
    3.20%, VRDN                                           4,000,000   4,000,000
 South Carolina Jobs EDA:
  Presbyterian Home of SC Proj., (LOC: Wachovia Bank,
    N.A.), 3.15%, VRDN                                    9,250,000   9,250,000
  Tumey Reg'l. Med. Ctr., (LOC: Wachovia Bank, N.A. &
    Ins. by MBIA), 3.10%, VRDN                            7,700,000   7,700,000
 York Cnty., SC PCRB:
  Duke Pwr. Co. Proj., (Gtd. by Duke Power Co.), 3.40%,
    2/24/00                                               3,700,000   3,700,000
  North Carolina Elec. Proj., 3.00%, 9/15/99              5,000,000   5,000,000
-------------------------------------------------------------------------------
                                                                     40,050,000
-------------------------------------------------------------------------------
South Dakota - 2.0%
 South Dakota Hsg. Dev. Auth., PFOTER, (LOC: Merrill
   Lynch & Co., Inc.), 3.55%, 5/11/00                    17,205,000  17,205,000
-------------------------------------------------------------------------------
Tennessee - 2.1%
 Nashville, TN Metro. Gov't., D. Lipscomb Univ. Proj.,
   (LOC: Bank of America, N.A.), 3.70%, VRDN              4,953,000   4,953,000
 Tennessee State Sch. Bond Auth., Ser. A, (LOC: Union
   Bank of Switzerland AG):
  3.10%, 8/12/99                                          7,200,000   7,200,000
  3.15%, 8/17/99                                          5,500,000   5,500,000
-------------------------------------------------------------------------------
                                                                     17,653,000
-------------------------------------------------------------------------------
Texas - 9.9%
 Austin, TX GO Ser. B, 6.00%, 9/1/99                      1,000,000   1,002,540
 Austin, TX Util. Sys. RB, Ser. A, (LOC: Morgan Gty.
   Trust), 3.10%, 8/10/99                                 2,200,000   2,200,000

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                         Principal
                                                          Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
Texas (continued)
 Brazos River, TX Harbor Navigation Dist., Hoffman-La
   Roche Proj., (LOC: Wachovia Bank, N.A.), 3.28%, VRDN $ 2,750,000 $ 2,750,000
 Calhoun Cnty., TX Navigation IDA, Forma Plastics Corp.
   Proj., (LOC: Bank of America, N.A.), 3.15%, VRDN      28,500,000  28,500,000
 Dallas, TX GO, Floating Rate Trust Receipts, (LOC:
   Morgan Stanley), 3.21%, VRDN                          12,000,000  12,000,000
 Houston, TX GO, (LOC: Morgan Gty. Trust), 3.15%,
   8/17/99                                                7,000,000   7,000,000
 Hunt, TX Mem. Hosp. Dist. RB, (LOC: Chase Bank of
   Texas & Ins. by FSA), 3.20%, VRDN                     10,700,000  10,700,000
 Lower Neches Valley, TX IDA RB, Chevron USA, Inc.
   Proj, (Gtd. by Chevron USA, Inc.), 2.75%, 8/16/99      4,700,000   4,700,000
 Red River, TX PCRB, Southwestern Pub. Svcs. Proj.,
   (LOC: American Intl. Group & Ins. by AMBAC), 3.05%,
   VRDN                                                   5,000,000   5,000,000
 Texas State TRAN, 4.50%, 8/31/99                        10,000,000  10,012,409
-------------------------------------------------------------------------------
                                                                     83,864,949
-------------------------------------------------------------------------------
Virginia - 6.4%
 Arlington Cnty., VA RB, Ballston Pub. Parking Proj.,
   (LOC: Citibank, N.A.), 3.10%, VRDN                     3,150,000   3,150,000
 Botetourt Cnty., VA IDA, Emkay Holdings LLC Proj.,
   (LOC: State Street Bank & Trust Co.), 3.25%, VRDN      2,290,000   2,290,000
 Fairfax Cnty., VA EDA, Kindercare Ctr. Proj. Ser. E,
   (LOC: Chase Manhattan Bank, N.A.), 3.30%, VRDN         4,875,000   4,875,000
 Henrico Cnty., VA Pub. Impt. GO, 4.50%, 1/15/00          3,000,000   3,019,725
 Lynchburg, VA IDA, VHA Mid-Atlantic (LOC: Mellon Bank,
   N.A. & Ins. by AMBAC), 3.20%, VRDN                     5,300,000   5,300,000
 Newport News, VA Redev. MHRB, Newport-Oxford Proj.,
   (LOC: Bank of America, N.A.), 3.20%, VRDN              9,700,000   9,700,000
 Richmond, VA Redev. & Hsg. Auth. MHRB, Richmond LP
   Proj., 4.00%, 8/26/99                                 15,650,000  15,650,000
 Roanoke, VA GO Ser. B, 5.80%, 8/1/99                     1,000,000   1,000,000

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                         Principal
                                                          Amount       Value

-------------------------------------------------------------------------------
Municipal Obligations (continued)
Virginia (continued)
 Virginia Capital Reg. Arpt. Commission, Richmond Intl.
   Arpt. Proj., (Ins. by AMBAC), 3.25%, VRDN            $ 3,800,000 $ 3,800,000
 York Cnty., VA IDA, Virginia Elec. Pwr. Co. Proj.,
   (LOC: Suntrust Bank), 3.30%, 8/18/99                   5,000,000   5,000,000
-------------------------------------------------------------------------------
                                                                     53,784,725
-------------------------------------------------------------------------------
Washington - 0.7%
 Seattle, WA PFOTER, (LOC: Merrill Lynch & Co., Inc.),
   3.60%, 7/20/00                                         4,370,000   4,370,000
 Washington State GO Ser. R-92-A, 6.00%, 9/1/99           1,250,000   1,252,459
-------------------------------------------------------------------------------
                                                                      5,622,459
-------------------------------------------------------------------------------
West Virginia - 2.2%
 West Virginia State Hosp. Fin. Auth., VHA Mid-Atlantic
   States Ser. G, (LOC: Mellon Bank, N.A. & Ins. by
   AMBAC), 3.20%, VRDN                                    5,400,000   5,400,000
 West Virginia State Hsg. Dev. Fund Interim Fin. Notes:
  3.25%, 8/16/99                                          3,050,000   3,050,000
  3.30%, 8/16/99                                          8,990,000   8,990,000
  3.50%, 6/18/00                                          1,000,000   1,000,000
-------------------------------------------------------------------------------
                                                                     18,440,000
-------------------------------------------------------------------------------
Wisconsin - 0.6%
 Prentice Village, WI IDA RB, Blount Inc. Proj., (LOC:
   Bank of America, N.A.), 3.35%, VRDN                    1,000,000   1,000,000
 Wisconsin State GO Ser. A, 4.00%, 5/1/00                 4,340,000   4,366,961
-------------------------------------------------------------------------------
                                                                      5,366,961
-------------------------------------------------------------------------------
Wyoming - 0.5%
 Sweetwater Cnty., WY PCRB, Pacificorp Proj., (LOC:
   Credit Suisse First Boston), 3.05%, VRDN               4,000,000   4,000,000
-------------------------------------------------------------------------------

Cash Resource Trust

Tax-Exempt Money Market Fund

Schedule of Investments (continued)

July 31, 1999




                                                     Principal
                                                      Amount       Value

-----------------------------------------------------------------------------
Municipal Obligations (continued)
Other - 2.5%
 Clipper Tax Exempt Trust, Ser. 1998-1, (LOC: State
   Street Bank & Trust, Co. & Ins. by MBIA), 3.46%,
   VRDN (a)                                         $ 3,244,000 $  3,244,000
 PFOTER:
  3.52%, VRDN                                         6,000,000    6,000,000
  3.55%, VRDN                                         5,675,000    5,675,000
  3.60%, VRDN                                         6,000,000    6,000,000
-----------------------------------------------------------------------------
                                                                  20,919,000
-----------------------------------------------------------------------------
Total Investments (cost $856,977,458) - 101.4%                   856,977,458
Other Assets and Liabilities net - (1.4)%                        (11,745,994)
-----------------------------------------------------------------------------
Net Assets - 100.0%                                             $845,231,464
-----------------------------------------------------------------------------

See Notes to Schedules of Investments.

Cash Resource Trust

U.S. Government Money Market Fund

Schedule of Investments

July 31, 1999


                                             Principal
                                               Amount        Value

-----------------------------------------------------------------------
U.S. Government Agency Obligations - 85.2%
 Federal Home Loan Mortgage Corp. - 22.6%
  4.78%, 8/17/99                            $100,000,000 $   99,996,984
  4.98%, 8/20/99                             100,000,000     99,949,428
  5.62%, 7/7/00                              100,000,000    100,000,000
  (Disc. Notes):
  4.70%, 10/5/99                             100,000,000     99,151,389
  4.72%, 10/1/99                              56,570,000     56,117,566
  4.736%, 8/13/99                             50,000,000     49,921,067
  4.92%, 8/6/99                               27,440,000     27,421,249
  4.99%, 9/15/99                              83,472,000     82,955,517
  5.00%, 8/16/99                              60,000,000     59,875,000
  5.01%, 8/11/99                             100,000,000     99,860,833
  5.04%, 8/13/99                              33,000,000     32,944,560
-----------------------------------------------------------------------
Total Federal Home Loan Mortgage Corp.                      808,193,593
-----------------------------------------------------------------------
 Federal National Mortgage Assn. - 21.6%
  (Disc. Notes):
  4.74%, 8/6/99                              181,305,000    181,185,641
  4.80%, 8/24/99                             142,115,000    141,679,181
  4.92%, 8/19/99                              60,000,000     59,853,000
  5.01%, 8/24/99                             200,000,000    199,364,944
  5.03%, 9/23/99                              23,000,000     22,829,678
  5.05%, 10/5/99                              77,000,000     76,297,910
  5.26%, 6/19/00                              60,000,000     57,168,367
  MTN, 5.12%, 8/9/00                          35,000,000     34,975,500
-----------------------------------------------------------------------
Total Federal National Mortgage Assn.                       773,354,221
-----------------------------------------------------------------------
 Federal Home Loan Bank - 28.1%
  4.895%, 2/4/00                             115,000,000    114,997,054
  4.95%, 2/24/00                              50,000,000     49,965,860
  4.98%, 3/29/00                              50,000,000     49,952,261
  5.10%, 3/3/00                               50,000,000     49,977,384
  5.105%, 5/5/00                              25,000,000     24,993,544
  5.12%, 8/2/99                              100,000,000     99,995,178
  5.12%, 8/2/99                              116,000,000    115,976,196
  5.125%, 5/19/00                             50,000,000     49,953,951
  5.20%, 6/1/00                               25,000,000     24,986,042
  5.263%, 8/4/99                              75,000,000     75,000,000

Cash Resource Trust

U.S. Government Money Market Fund

Schedule of Investments (continued)

July 31, 1999


                                                    Principal
                                                      Amount        Value

-------------------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
 Federal Home Loan Bank - continued
  (Disc Notes):
  4.91%, 8/18/99                                   $ 75,000,000 $   74,826,104
  4.95%, 8/18/99                                     64,500,000     64,349,840
  4.97%, 8/11/99                                    187,698,000    187,439,915
  5.04%, 8/27/99                                     20,695,000     20,619,670
-------------------------------------------------------------------------------
Total Federal Home Loan Bank                                     1,003,032,999
-------------------------------------------------------------------------------
 Federal Farm Credit Assn. - 6.7%
  4.875%, 9/1/99                                    140,000,000    140,000,000
  5.06%, 10/1/99                                    100,000,000    100,000,000
-------------------------------------------------------------------------------
Total Federal Farm Credit Assn.                                    240,000,000
-------------------------------------------------------------------------------
 Student Loan Marketing Assn. - 6.2%
  (MTN):
  5.163%, 8/3/99                                     50,000,000     49,990,137
  5.239%, 6/8/00                                     55,000,000     54,994,524
  5.25%, 6/30/00                                     17,500,000     17,487,543
  5.289%, 6/29/00                                   100,000,000    100,000,000
-------------------------------------------------------------------------------
Total Student Loan Marketing Assn.                                 222,472,204
-------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (cost $3,047,053,017)                                          3,047,053,017
-------------------------------------------------------------------------------
Repurchase Agreements - 15.8% (cost $564,175,174)
 Goldman Sachs & Company, dated 7/30/99, 5.12%,
   due 8/2/99, collateralized by $933,172,295
   various U.S. Government Agency Securities,
   5.00%-10.50%, 8/25/99-8/1/29; value including
   accrued interest $575,958,678.                   564,175,174    564,175,174
-------------------------------------------------------------------------------
Total Investments - (cost $3,611,228,191) -
   101.0%                                                        3,611,228,191
Other Assets and Liabilities net - (1.0)%                          (34,429,776)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                             $3,576,798,415
-------------------------------------------------------------------------------

See Notes to Schedules of Investments.

Cash Resource Trust

Notes to Schedules of Investments

July 31, 1999

--------------------------------------------------------------------------------
(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:

AMBAC - American Municipal Bond Assurance Corp.
BAN - Bond Anticipation Note
CDA - Community Development Authority
CMO - Collateralized Mortgage Obligation
COLL - Collateral
COP - Certificates of Participation
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Co.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
LIQ - Liquidity Provider
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.
MHRB - Multifamily Housing Revenue Bond
MSTR - Municipal Securities Trust Receipt
MTN - Medium Term Note
PCRB - Pollution Control Revenue Bond
PFOTER - Puttable Floating Option Tax Exempt Receipt
RAN - Revenue Anticipation Note
RB - Revenue Bond
ROC - Reset Option Certificates
SPA - Security Purchase Agreement
TAN - Tax Anticipation Note
TRAN - Tax Revenue Anticipation Note
VHA - Veterans Housing Authority
VRDN - Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly, depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 1999.

See Combined Notes to Financial Statements.

Cash Resource Trust

Statements of Assets and Liabilities

July 31, 1999

                          California                    New York                      U.S.
                          Tax-Exempt    Money Market   Tax-Exempt   Tax-Exempt     Government
                             Fund           Fund          Fund         Fund           Fund
-----------------------------------------------------------------------------------------------

Assets
 Investments at
  amortized cost         $105,170,384  $4,853,733,782  $20,477,067 $856,977,458  $3,611,228,191
 Cash                         303,882               0            0      467,201               0
 Receivable for Fund
  shares sold                  24,145       1,937,012       98,784      646,718         590,787
 Interest receivable          599,745      14,272,466      137,842    6,133,500      12,360,664
 Deferred organization
  expenses                      3,634               0          909            0               0
 Prepaid expenses and
  other assets                  3,851         115,790        2,599       18,707           2,899
-----------------------------------------------------------------------------------------------
  Total assets            106,105,641   4,870,059,050   20,717,201  864,243,584   3,624,182,541
-----------------------------------------------------------------------------------------------

Liabilities
 Distributions payable        136,935       9,154,339       21,040    1,020,949       6,652,728
 Payable for securities
  purchased                         0       7,305,925            0   16,058,930      34,975,500
 Payable for Fund shares
  redeemed                     26,953       3,108,414            0    1,735,717       3,818,690
 Due to custodian bank              0               0       49,820            0               0
 Accrued expenses and
  other liabilities            44,464       1,519,564        4,510      196,524       1,937,208
-----------------------------------------------------------------------------------------------
  Total liabilities           208,352      21,088,242       75,370   19,012,120      47,384,126
-----------------------------------------------------------------------------------------------
Net assets               $105,897,289  $4,848,970,808  $20,641,831 $845,231,464  $3,576,798,415
-----------------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital         $105,897,789  $4,849,012,043  $20,641,831 $845,235,612  $3,576,798,415
 Overdistributed net
  investment income              (500)              0            0       (1,250)              0
 Accumulated net
  realized gains or
  losses on securities              0         (41,235)           0       (2,898)              0
-----------------------------------------------------------------------------------------------
Total net assets         $105,897,289  $4,848,970,808  $20,641,831 $845,231,464  $3,576,798,415
-----------------------------------------------------------------------------------------------

Shares outstanding -
 Class A                  105,897,789   4,849,012,043   20,641,831  845,234,248   3,576,798,415
Net asset value per
 share                   $       1.00  $         1.00  $      1.00 $       1.00  $         1.00
-----------------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Cash Resource Trust

Statements of Operations

Year ended July 31, 1999

                                                  New York
                         California                 Tax-      Tax-         U.S.
                         Tax-Exempt Money Market   Exempt    Exempt     Government
                            Fund        Fund        Fund      Fund         Fund
-----------------------------------------------------------------------------------

Investment income
 Interest                $3,000,318 $235,543,241  $623,098 $28,519,617 $185,608,363
-----------------------------------------------------------------------------------
Expenses
 Advisory fee               220,706    7,685,919    43,879   1,845,143    6,394,132
 Distribution Plan
   expenses                 331,059   17,109,950    75,791   2,883,532   13,845,888
 Administrative services
   fees                      20,074      934,878     4,004     182,356      760,027
 Transfer agent fee          81,756    7,404,001     4,798     535,890    5,146,017
 Trustees' fees and
   expenses                   1,811       99,595       400      21,898       67,015
 Printing and postage
   expenses                   9,069      406,292     3,424      87,557      311,376
 Custodian fee               24,852    1,198,786    10,822     217,781      956,289
 Registration and filing
   fees                      27,113    2,777,321     7,000     411,982    1,499,990
 Professional fees            6,517      280,024     3,026      47,164      220,163
 Organization expenses        1,559       10,762       385         780       45,972
 Other                       47,301      773,596     6,031     140,915      616,752
-----------------------------------------------------------------------------------
  Total expenses            771,817   38,681,124   159,560   6,374,998   29,863,621
-----------------------------------------------------------------------------------
Net investment income     2,228,501  196,862,117   463,538  22,144,619  155,744,742
Net realized gains or
  losses on securities            0      (10,742)        0           0            0
-----------------------------------------------------------------------------------
Net increase in net
  assets resulting from
  operations             $2,228,501 $196,851,375  $463,538 $22,144,619 $155,744,742
-----------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Cash Resource Trust

Statements of Changes in Net Assets

Year ended July 31, 1999

                          California         Money          New York         Tax-
                          Tax-Exempt         Market        Tax-Exempt       Exempt       U.S. Government
                             Fund             Fund            Fund           Fund              Fund
----------------------------------------------------------------------------------------------------------

Operations
 Net investment income   $   2,228,501  $    196,862,117  $    463,538  $    22,144,619  $    155,744,742
 Net realized gains or
  losses on securities               0           (10,742)            0                0                 0
----------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations                 2,228,501       196,851,375       463,538       22,144,619       155,744,742
----------------------------------------------------------------------------------------------------------

Distributions to
 shareholders from net
 investment income          (2,228,501)     (196,862,117)     (463,538)     (22,144,619)     (155,744,742)
----------------------------------------------------------------------------------------------------------

Capital share
 transactions
 Proceeds from shares
  sold                     396,996,499    18,089,898,378    82,706,823    3,090,851,626    12,533,705,976
 Payment for shares
  redeemed                (388,991,731)  (17,254,369,398)  (77,816,205)  (3,082,828,293)  (12,274,994,726)
 Net asset value of
  shares issued in
  reinvestment of
  distributions              2,194,969       195,748,017       461,633       22,151,139       155,710,250
----------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions              10,199,737     1,031,276,997     5,352,251       30,174,472       414,421,500
----------------------------------------------------------------------------------------------------------
Total increase in net
 assets                     10,199,737     1,031,266,255     5,352,251       30,174,472       414,421,500

Net assets
 Beginning of period        95,697,552     3,817,704,553    15,289,580      815,056,992     3,162,376,915
----------------------------------------------------------------------------------------------------------
 End of period           $ 105,897,289  $  4,848,970,808  $ 20,641,831  $   845,231,464  $  3,576,798,415
----------------------------------------------------------------------------------------------------------
Overdistributed net
 investment income       $        (500) $              0  $          0  $        (1,250) $              0
----------------------------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Cash Resource Trust

Statements of Changes in Net Assets

Year ended July 31, 1998

                          California        Money        New York         Tax-
                          Tax-Exempt       Market       Tax-Exempt       Exempt      U.S. Government
                             Fund           Fund           Fund           Fund            Fund
-----------------------------------------------------------------------------------------------------

Operations
 Net investment income   $  2,610,906  $   158,381,651  $   344,466  $   22,931,390  $   149,126,210
-----------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations                2,610,906      158,381,651      344,466      22,931,390      149,126,210
-----------------------------------------------------------------------------------------------------

Distributions to
 shareholders from
 Net investment income     (2,611,406)    (158,381,651)    (344,466)    (22,932,640)    (149,119,135)
 Net realized gains on
  securities                        0                0            0               0           (7,075)
-----------------------------------------------------------------------------------------------------

Total distributions to
 shareholders              (2,611,406)    (158,381,651)    (344,466)    (22,932,640)    (149,126,210)
-----------------------------------------------------------------------------------------------------

Capital share
 transactions
 Proceeds from shares
  sold                    412,867,930   16,482,465,645   68,861,988   3,375,194,353   13,879,934,833
 Payment for shares
  redeemed               (409,218,255) (15,762,812,125) (65,983,637) (3,326,629,723) (13,784,887,604)
 Net asset value of
  shares issued in
  reinvestment of
  distributions             2,616,211      156,445,608      339,745      22,879,207      148,626,074
-----------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions              6,265,886      876,099,128    3,218,096      71,443,837      243,673,303
-----------------------------------------------------------------------------------------------------
Total increase in net
 assets                     6,265,386      876,099,128    3,218,096      71,442,587      243,673,303

Net assets
 Beginning of period       89,432,166    2,941,605,425   12,071,484     743,614,405    2,918,703,612
-----------------------------------------------------------------------------------------------------
 End of period           $ 95,697,552  $ 3,817,704,553  $15,289,580  $  815,056,992  $ 3,162,376,915
-----------------------------------------------------------------------------------------------------
Overdistributed net
 investment income       $       (500) $             0  $         0  $       (1,250) $             0
-----------------------------------------------------------------------------------------------------

See Combined Notes to Financial Statements.

Cash Resource Trust

Combined Notes to Financial Statements

July 31, 1999

1. Organization
Cash Resource Trust ("the Trust") was organized on June 14, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of five separate diversified funds (hereinafter each individually referred to as a "Fund" or collectively as the "Funds"), Cash Resource California Tax-Exempt Money Market Fund ("California Tax-Exempt Fund"), Cash Resource Money Market Fund ("Money Market Fund"), Cash Resource New York Tax-Exempt Money Market Fund ("New York Tax-Exempt Fund"), Cash Resource Tax-Exempt Money Market Fund ("Tax-Exempt Fund") and Cash Resource U.S. Government Money Market Fund ("U.S. Government Fund").

The investment objective of the Money Market Fund and the U.S. Government Fund is to seek current income consistent with preservation of capital and maintenance of liquidity. The investment objective of each of the other Funds is to seek current income exempt from federal income tax (and, in the case of the California Tax-Exempt Fund, California personal income tax, or, in the case of the New York Tax-Exempt Fund, New York State and City personal income taxes) consistent with preservation of capital and maintenance of liquidity.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of Securities

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter assuming a constant accretion of any discount or amortization of any premium from its face value at a constant rate until maturity.

b. Repurchase Agreements

Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's

Cash Resource Trust

Combined Notes to Financial Statements

(continued)

behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security Transactions and Investment Income

Security transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments.

d. Distributions

Each Fund declares a daily dividend, equal to its net investment income for that day and payable at month end. Distributions from net realized capital gains, if any, are paid annually.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

e. Federal Taxes

The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

Cash Resource Trust

Combined Notes to Financial Statements

(continued)

At July 31, 1999, the Funds had capital loss carryforwards for federal income tax purposes as follows:

                     Capital          Expiration
                       Loss     ----------------------
                   Carryforward  2004   2006    2007
------------------------------------------------------
Money Market Fund    $41,235         0 $30,493 $10,742
Tax-Exempt Fund        2,898    $2,898       0       0

f. Organization Expenses

Costs incurred by the Trust in connection with its initial share registration and organization costs were deferred by the Funds and are being amortized on a straight-line basis over a five-year period. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. Investment Advisory Agreements and Other Affiliated Transactions
Mentor Investment Advisors, LLC ("Mentor Advisors"), the Funds' investment advisor, provides investment advisory services to each of the Funds. Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a partially owned subsidiary of Wheat First Union ("Wheat"). EVEREN Capital Corporation ("EVEREN") owns 45% of the outstanding interest in Mentor.

Each Fund pays management fees to Mentor Advisors monthly at the following annual rates, expressed as a percentage of average daily net assets: 0.22% of the first $500 million of each Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion.

Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union Corporation ("First Union"), serves as the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. EIS is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is

Cash Resource Trust

Combined Notes to Financial Statements

(continued)

calculated at an annual rate of 0.02% of the average daily net assets of each Fund. Prior to June 14, 1999, administrative personnel and services were provided by Mentor, at an annual rate of 0.02% of the average daily net assets of each Fund.

For the year ended July 31, 1999, the Funds paid or accrued to EIS and Mentor, the following for administrative fees:

                              EIS     Mentor
---------------------------------------------
California Tax-Exempt Fund  $  2,688 $ 17,386
Money Market Fund            125,581  809,297
New York Tax-Exempt Fund         472    3,532
Tax-Exempt Fund               22,198  160,158
U.S. Government Fund          95,398  664,629
---------------------------------------------

Distribution Agreement

Under a Distribution Agreement, Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of BISYS Fund Services, Inc., was appointed Distributor for each Fund. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 of the 1940 Act, whereby the Funds pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.33% of each Fund's average daily net assets for California Tax-Exempt Fund and Tax-Exempt Fund and 0.38% of each Fund's average daily net assets for Money Market Fund, New York Tax-Exempt Fund and U.S. Government Fund. The Plan of Distribution provides for payments by the New York Tax-Exempt Fund at a rate of up to 0.50%, however, the Trustees have currently limited payments by this Fund to 0.38% of the Fund's average daily net assets.

In order to compensate selected financial institutions, such as investment dealers and banks through which shares of each Fund are sold ("Financial Institutions") for services provided in connection with sales of shares of each Fund and/or for administrative services and the maintenance of shareholder accounts, Mentor Distributors may make periodic payments (from any amounts received by it under the Plan of Distribution or from its other resources) to qualifying Financial Institutions based on the average net asset value of shares of a Fund which are attributable to shareholders for whom the Financial Institutions are designated as the Financial

Cash Resource Trust

Combined Notes to Financial Statements

(continued)

Institution of record. Mentor Distributors may make such payments at the annual rate of up to 0.40% of the average net asset value of such shares (0.38% in the case of New York Tax-Exempt Fund and 0.33% in the case of Tax-Exempt Fund and California Tax-Exempt Fund).

Transfer Agency Agreement

Under a Transfer Agency Agreement, Investors Fiduciary Trust Company ("IFTC") serves as Transfer Agent and Dividend Disbursing Agent for each Fund. IFTC in turn compensates Wheat, a wholly owned subsidiary of First Union, and EVEREN (from IFTC's own assets) for related services provided by Wheat and EVEREN directly to their clients. For the year ended July 31, 1999, Wheat and EVEREN earned the following fees:

                              EVEREN     Wheat
-------------------------------------------------
California Tax-Exempt Fund  $   56,102 $    2,272
Money Market Fund            4,131,217  2,206,874
New York Tax-Exempt Fund             0      4,463
Tax-Exempt Fund                193,731    245,833
U.S. Government Fund         1,297,821  3,659,470
-------------------------------------------------

4. Capital Share Transactions
The Funds have an unlimited number of shares of beneficial interest authorized with no par value. Shares of beneficial interest of the Funds are currently designated as Class A. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

California Tax-Exempt Fund

                                                 Year Ended     Year Ended
                                                July 31, 1999  July 31, 1998
----------------------------------------------------------------------------
Shares sold                                      396,996,499    412,867,930
Shares redeemed                                 (388,991,731)  (409,218,255)
Shares issued in reinvestment of distributions     2,194,969      2,616,211
----------------------------------------------------------------------------
Total increase                                    10,199,737      6,265,886
----------------------------------------------------------------------------

Cash Resource Trust

Combined Notes to Financial Statements

(continued)


Money Market Fund

                                    Year Ended       Year Ended
                                   July 31, 1999    July 31, 1998
-------------------------------------------------------------------
Shares sold                        18,089,898,378   16,482,465,645
Shares redeemed                   (17,254,369,398) (15,762,812,125)
Shares issued in reinvestment of
  distributions                       195,748,017      156,445,608
-------------------------------------------------------------------
Total increase                      1,031,276,997      876,099,128
-------------------------------------------------------------------

New York Tax-Exempt Fund

                                    Year Ended       Year Ended
                                   July 31, 1999    July 31, 1998
-------------------------------------------------------------------
Shares sold                            82,706,823       68,861,988
Shares redeemed                       (77,816,205)     (65,983,637)
Shares issued in reinvestment of
  distributions                           461,633          339,745
-------------------------------------------------------------------
Total increase                          5,352,251        3,218,096
-------------------------------------------------------------------

Tax-Exempt Fund

                                    Year Ended       Year Ended
                                   July 31, 1999    July 31, 1998
-------------------------------------------------------------------
Shares sold                         3,090,851,626    3,375,194,353
Shares redeemed                    (3,082,828,293)  (3,326,629,723)
Shares issued in reinvestment of
  distributions                        22,151,139       22,879,207
-------------------------------------------------------------------
Total increase                         30,174,472       71,443,837
-------------------------------------------------------------------

U.S. Government Fund

                                    Year Ended       Year Ended
                                   July 31, 1999    July 31, 1998
-------------------------------------------------------------------
Shares sold                        12,533,705,976   13,879,934,833
Shares redeemed                   (12,274,994,726) (13,784,887,604)
Shares issued in reinvestment of
  distributions                       155,710,250      148,626,074
-------------------------------------------------------------------
Total increase                        414,421,500      243,673,303
-------------------------------------------------------------------

Cash Resource Trust

Combined Notes to Financial Statements

(continued)


5. Concentration of Risk
California Tax-Exempt Fund and New York Tax-Exempt Fund invest in obligations issued by the states of California and New York and by their political subdivisions and duly constituted authorities. The issuers' abilities to meet their obligations may be affected by economic and political developments in the states of California and New York. Certain debt obligations held by each of the Funds in the Trust are entitled to the benefits of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Cash Resource Trust

Independent Auditors' Report

--------------------------------------------------------------------------------

The Board of Trustees
Cash Resource Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments as of July 31, 1999, of the Cash Resource Trust ("CRT") California Tax-Exempt Money Market Fund, CRT Money Market Fund, CRT New York Tax-Exempt Money Market Fund, CRT Tax-Exempt Money Market Fund and CRT U.S. Government Money Market Fund, (portfolios of Cash Resource Trust), the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods described on pages 2 to 6. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CRT California Tax-Exempt Money Market Fund, CRT Money Market Fund, CRT New York Tax-Exempt Money Market Fund, CRT Tax-Exempt Money Market Fund and CRT U.S. Government Money Market Fund as of July 31, 1999, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with generally accepted accounting principles.

                                  /s/ KPMG LLP

Boston, Massachusetts
September 13, 1999

Cash Resource Trust

Additional Information (Unaudited)

--------------------------------------------------------------------------------

JOINT VENTURE

On March 25, 1999, First Union and EVEREN announced an agreement to form an asset management joint venture that would combine the Evergreen mutual fund complex with the Mentor Investment Group.

Under the agreement, First Union will contribute its ownership interests in Evergreen and Mentor and receive 95 percent ownership interest in the new venture. EVEREN will contribute its ownership interest in Mentor and receive a 5 percent ownership interest in the new venture.

On April 26, 1999, First Union announced an agreement to acquire EVEREN and as part of this acquisition the Mentor Investment Group will be combined with the Evergreen mutual fund complex.

The acquisition is subject to regulatory and other approvals and is expected to be complete in October 1999.

Assuming the acquisition takes place as planned, the joint venture announced in March will not occur.

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Fund's investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

FEDERAL INCOME TAX STATUS OF DIVIDENDS

100% of the dividends distributed by the Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Fund and New York Tax-Exempt Money Market Fund for the year ended July 31, 1999 are exempt from federal income tax, other than alternative minimum tax.

[LOGO OF MENTOR INVESTMENT GROUP APPEARS HERE]

 CASH RESOURCE TRUST
901 EAST BYRD STREET
 RICHMOND, VA 23219
   (800)382-0016

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